Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Commitments and Contingencies Disclosure [Abstract]
Rental expense incurred	$ 60	$ 80	$ 91